Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2022	December 31, 2021
Raw materials	$27,069	$39,884
Work in process		8,665
Finished goods	43,707	83,173
Total	70,776	131,722
Inventory write-down	(69,789)	(80,299)
Translation adjustments
Inventories, net	$987	$51,423